SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details) € in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	May 19, 2026	Mar. 11, 2026 USD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (1,084)				$ (1,406)
Long-term debt, net of current portion (note 9)	11,727				10,671
Total | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	11,901				11,110
Total Corporate | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	10,474				9,595
5.5 billion Revolving Credit Facility
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Notional amount	5,500
5.5 billion Revolving Credit Facility | Gross
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Borrowings outstanding	0				0
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750			$ 750
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.55%	4.55%
750 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 0				401
€600 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 600
€600 million Unsecured Notes | Fixed
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Interest rate	4.88%	4.88%
€600 million Unsecured Notes | Gross
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Borrowings outstanding	$ 683				704
1.2 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,200
1.2 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.55%	6.55%
1.2 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 1,198				1,197
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.13%	3.13%
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 567				584
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%	4.25%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 497				497
€650 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 650
€650 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.25%	3.25%
€650 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 734				757
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.50%	3.50%
€500 million Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 564				581
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.80%	6.80%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 991				991
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.00%	6.00%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 497				496
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
Interest rate			5.375%
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	5.38%	5.38%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 983				0
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500
1.5 billion Unsecured Bonds | Fixed
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Interest rate	7.00%	7.00%
1.5 billion Unsecured Bonds | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 673				673
1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000
1.0 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%
1.0 billion Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 429				429
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.35%	6.35%
500 Unsecured Notes | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 491				491
EIB loan | Floating
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Interest rate	3.42%	3.42%
EIB loan | Gross
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Borrowings outstanding	$ 239				267
EIB loan | Floating
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Interest rate	2.54%	2.54%
EIB loan | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 456				0
Schuldschein loans | Fixed
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Interest rate	3.00%	3.00%
Schuldschein loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 75				77
Schuldschein loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.38%	3.38%
Schuldschein loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.01%	4.01%
Schuldschein loans | Gross
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Borrowings outstanding	$ 795				819
Samurai loan | Floating | Bottom of range
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Interest rate	1.48%	1.48%
Samurai loan | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	1.63%	1.63%
Samurai loan | Gross
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Borrowings outstanding	$ 434				450
Other loans | Floating | Bottom of range
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Interest rate	2.67%	2.67%
Other loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.08%	3.08%
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 168				181
Other loans | Gross
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	1,427				1,515
Total long-term debt (excluding lease obligations)
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Long-term debt, net of current portion (note 9)	10,817				9,704
Long-term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(185)				(214)
Long-term debt, net of current portion (note 9)	$ 910				$ 967